Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories

Inventories consist of the following:
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Raw materials	40,865	-	-
Finished goods	5,410,946	5,040,347	821,251
Inventories, net	5,451,811	5,040,347	821,251

RMB84,504,513 of excess and obsolete inventories were written down to lower of cost or market value and included in the cost of sale of revenue from discontinued operation in the year ended June 30, 2011.

No inventory was written down for continuing operations in the years ended June 30, 2011, 2012 and 2013.